Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001861622
Registrant Name	JET.AI INC.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A